OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Government authorities	$ 18,503	$ 19,367
Interest receivable	1,782	1,908
Prepaid expenses	11,291	11,919
Other	2,465	6,655
Total other accounts receivable and prepaid expenses	$ 34,041	$ 39,849